FAIR VALUE MEASUREMENTS - Changes in the fair value of warrant liabilities (Details) - USD ($)	3 Months Ended	4 Months Ended	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021	Oct. 30, 2020
FAIR VALUE MEASUREMENTS
Fair value as of December 31, 2020			$ 47,506,670
Initial measurement at October 30, 2020	$ 38,226,667	$ 47,506,670	38,226,667	$ 37,573,340
Change in valuation inputs or other assumptions	7,053,334	9,933,330	9,280,003
Fair value as of March 31, 2021	38,226,667	47,506,670	38,226,667
Private Placement Warrants
FAIR VALUE MEASUREMENTS
Fair value as of December 31, 2020			15,840,000
Initial measurement at October 30, 2020	12,560,000	15,840,000	12,560,000	12,240,000
Change in valuation inputs or other assumptions		3,600,000	3,280,000
Fair value as of March 31, 2021	12,560,000	15,840,000	12,560,000
Public warrants
FAIR VALUE MEASUREMENTS
Fair value as of December 31, 2020			31,666,670
Initial measurement at October 30, 2020	25,666,667	31,666,670	25,666,667	$ 25,333,340
Change in valuation inputs or other assumptions		6,333,330	6,000,003
Fair value as of March 31, 2021	$ 25,666,667	$ 31,666,670	$ 25,666,667